Accounts payable, accruals and other payables	12 Months Ended
Dec. 31, 2024
Accounts payable, accruals and other payables
Accounts payable, accruals and other payables
17	Accounts payable, accruals and other payables

	As of 31 December
	2024	2023
	USD	USD
Financial items
Accounts payables (i)	5,709,577	6,812,265
Accrued expenses	2,592,446	205,729
Captain payables	367,436	441,815
Salaries payable (ii)	372,034	289,236
Credit facility (iii)	158,203	—
LTRA payable (iv)	78,125	105,557
Other payables	98,745	40,261
	9,376,566	7,894,863
LTRA payable non-current portion (iv)	(30,850)	(83,961)
	9,345,716	7,810,902
Non-financial items
Advances from individual customers (e-wallets) (v)	5,690	18,935
Total accounts payable, accruals and other payables	9,351,406	7,829,837
(i)	The Group entered into settlement agreements with certain creditors that release the Group of a portion of creditor balances by discounting a portion of the outstanding liabilities, these creditors are mainly associated with the SPAC transaction costs. The agreements resulted in discounts of $86,911 during the year ended 2024, (2023: $18,765,248) (Note 24). The discounted amounts were charged to the consolidated statement of comprehensive income.
(ii)	Salaries payable include $94,007 (2023: $99,131) related to outstanding compensation for key management.
(iii)	This amount represents the outstanding amount due to a financial institution where Swvl for Smart Transport Applications and Services LLC has obtained a credit facility to fund its working capital operations. The credit facility is in Egyptian Pounds, repayable in 30 to 60 days, with an effective annual interest rate of approximately 27.7%.
(iv)	This amount represents the outstanding balance due to LTRA. Total undiscounted outstanding balance is EGP 4,500,000 (equivalent to $88,442) and to be paid on four instalments starting at May-24 and ends at May-27. Outstanding balance has been discounted using an appropriate market discount rate at the date of agreement inception.
17	Accounts payable, accruals and other payables (continued)

Maturity analysis of LTRA payable discounted to present value is as follows:

	As of 31 December
	2024	2023
	USD	USD
Less than one year (current)	47,275	21,596
One to three years	30,850	58,083
More than three years	—	25,878
As of 31 December	78,125	105,557

(v)	Advances from individual customers (e-wallets) are used by customers against future bookings.